SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) pensionPlan	Dec. 31, 2024 USD ($) segment reportingUnit jointVenture	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Foreign currency transaction gain (loss)		$ (2)	$ 1	$ (2)
Foreign currency translation gain (loss)		$ (107)	61	(164)
Number of reportable segments | segment		2
Number of reporting units | reportingUnit		1
Cash flow projections, budgeted amounts, period		1 year
Number of consolidated joint ventures | jointVenture		1
Earnings from joint ventures, consolidated		$ 1	0
Earnings from joint ventures, non-consolidated		250	153	73
Number of pension plans | pensionPlan	2
Accrued liabilities for workers' compensation, general and automobile claims	$ 112	112	98
Receivable from Insurance carriers	11	11	12
Accrued liabilities for health insurance claims	7	7	6
Letters of Credit
Product Information [Line Items]
Total debt obligations	$ 147	$ 147	$ 137
Customer relationships
Product Information [Line Items]
Intangible assets, estimated useful lives	9 years	9 years	9 years 4 months 24 days
Customer relationships | Minimum
Product Information [Line Items]
Intangible assets, estimated useful lives	2 years	2 years
Customer relationships | Maximum
Product Information [Line Items]
Intangible assets, estimated useful lives	15 years	15 years
Cash paid at closing
Product Information [Line Items]
Intangible assets, estimated useful lives	11 years 1 month 6 days	11 years 1 month 6 days	12 years 1 month 6 days
Cash paid at closing | Maximum
Product Information [Line Items]
Intangible assets, estimated useful lives	15 years	15 years
Accrued consideration | Minimum
Product Information [Line Items]
Intangible assets, estimated useful lives	6 months	6 months
Accrued consideration | Maximum
Product Information [Line Items]
Intangible assets, estimated useful lives	36 months	36 months
Other Noncurrent Liabilities
Product Information [Line Items]
Accrued liabilities for workers' compensation, general and automobile claims	$ 87	$ 87	$ 74
Joint Ventures
Product Information [Line Items]
Earnings from joint ventures, non-consolidated		8	7	$ 3
Joint Ventures | Other Assets
Product Information [Line Items]
Investment balance	$ 4	$ 4	$ 4
ESPP
Product Information [Line Items]
Percentage of fair market value of common stock		85.00%